UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® International Real Estate Fund

April 30, 2017

IRE-QTLY-0617
1.815812.112

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 9.7%
360 Capital Group Ltd. unit	3,574,096	$2,542,469
Abacus Property Group unit	2,837,415	7,330,064
Arena (REIT) unit	2,379,824	3,795,686
Mirvac Group unit	5,024,012	8,539,695
National Storage (REIT) unit	4,466,383	4,983,197
Propertylink Group unit	6,651,200	3,984,335
Rural Funds Group unit	3,085,000	4,308,240

TOTAL AUSTRALIA		35,483,686

Austria - 2.0%
Buwog-Gemeinnuetzige Wohnung	269,432	7,275,674
Belgium - 0.8%
Warehouses de Pauw	29,654	2,837,417
Bermuda - 4.5%
Great Eagle Holdings Ltd.	200,080	992,895
Hongkong Land Holdings Ltd.	927,900	7,154,109
Tai Cheung Holdings Ltd.	8,786,000	8,268,273

TOTAL BERMUDA		16,415,277

Cayman Islands - 3.6%
Cheung Kong Property Holdings Ltd.	1,865,000	13,379,059
France - 4.1%
Altarea SCA	45,611	9,199,004
Societe Fonciere Lyonnaise SA	110,847	5,880,313

TOTAL FRANCE		15,079,317

Germany - 8.4%
alstria office REIT-AG	438,300	5,796,124
LEG Immobilien AG	136,326	11,710,703
Vonovia SE	369,790	13,387,465

TOTAL GERMANY		30,894,292

Greece - 0.3%
Grivalia Properties REIC	103,491	962,738
Hong Kong - 5.8%
Henderson Land Development Co. Ltd.	1,277,000	8,093,760
Hysan Development Co. Ltd.	797,703	3,763,742
Magnificent Hotel Investment Ltd.	94,495,000	2,296,060
Sino Land Ltd.	4,122,991	6,986,189

TOTAL HONG KONG		21,139,751

India - 0.3%
Oberoi Realty Ltd. (a)	164,830	1,019,131
Ireland - 0.9%
Hibernia (REIT) PLC	2,499,929	3,472,045
Israel - 0.9%
Azrieli Group	61,600	3,280,866
Italy - 0.6%
Immobiliare Grande Distribuzione SpA	2,404,488	2,152,990
Japan - 20.0%
Advance Residence Investment Corp.	2,198	5,789,036
Comforia Residential REIT, Inc. (b)	2,070	4,582,875
Daibiru Corp.	310,000	2,858,758
Goldcrest Co. Ltd.	207,000	3,676,699
Ichigo, Inc.	737,400	2,143,239
Japan Rental Housing Investment, Inc.	6,049	4,346,489
Japan Senior Living Investment Corp.	3,813	4,532,160
Kenedix, Inc.	1,061,300	4,893,547
Kyushu Railway Co.	30,000	940,570
Mitsubishi Estate Co. Ltd.	1,139,300	21,769,085
Mitsui Fudosan Co. Ltd.	639,000	14,041,090
Ship Healthcare Holdings, Inc.	34,300	922,154
Tokyu Fudosan Holdings Corp.	168,700	920,113
Uchiyama Holdings Co. Ltd.	470,000	1,859,341

TOTAL JAPAN		73,275,156

Mexico - 0.2%
Corporacion Inmobiliaria Vesta S.A.B. de CV	663,562	935,143
Netherlands - 0.7%
VastNed Retail NV	66,571	2,486,929
New Zealand - 1.4%
Arvida Group Ltd.	2,196,416	1,945,396
Auckland International Airport Ltd.	425,379	2,015,250
Oceania Healthcare Ltd. (c)	2,200,000	1,193,311

TOTAL NEW ZEALAND		5,153,957

Norway - 2.7%
Olav Thon Eiendomsselskap A/S	448,000	8,791,987
Selvaag Bolig ASA	307,700	1,272,228

TOTAL NORWAY		10,064,215

Singapore - 7.7%
Parkway Life REIT	4,721,100	8,650,478
UOL Group Ltd.	1,837,122	9,519,925
Wing Tai Holdings Ltd.	7,377,881	9,980,457

TOTAL SINGAPORE		28,150,860

Spain - 1.9%
Inmobiliaria Colonial SA	892,870	6,923,963
Sweden - 3.9%
Amasten Holding AB (a)	3,337,459	1,360,260
D. Carnegie & Co. AB (a)(b)	187,952	2,281,151
Hufvudstaden AB Series A (a)	188,750	2,957,843
Klovern AB (B Shares)	1,315,168	1,385,356
Kungsleden AB (b)	315,700	1,767,889
Victoria Park AB	905,551	2,525,274
Wallenstam AB (B Shares) (b)	238,800	2,035,541

TOTAL SWEDEN		14,313,314

Switzerland - 1.8%
PSP Swiss Property AG	73,440	6,583,767
United Kingdom - 13.4%
Assura PLC	5,052,493	4,008,193
Big Yellow Group PLC	272,700	2,733,776
Empiric Student Property PLC	1,694,427	2,403,111
Grainger Trust PLC	1,094,500	3,542,573
Hammerson PLC	547,900	4,169,135
Hansteen Holdings PLC (b)	2,268,300	3,637,123
Helical Bar PLC	1,055,969	4,527,057
Land Securities Group PLC	533,982	7,649,245
Millennium & Copthorne Hotels PLC	198,900	1,159,269
Safestore Holdings PLC	1,005,552	5,274,683
St. Modwen Properties PLC	654,725	3,099,439
Unite Group PLC	356,090	2,984,014
Workspace Group PLC	335,200	3,753,236

TOTAL UNITED KINGDOM		48,940,854

United States of America - 0.5%
Alphabet, Inc. Class C (a)	1,100	996,556
Amazon.com, Inc. (a)	1,100	1,017,489

TOTAL UNITED STATES OF AMERICA		2,014,045

TOTAL COMMON STOCKS
(Cost $367,883,445)		352,234,446

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.85% (d)	14,747,340	14,750,290
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	4,681,245	4,681,713
TOTAL MONEY MARKET FUNDS
(Cost $19,432,792)		19,432,003
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $387,316,237)		371,666,449
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(5,211,761)
NET ASSETS - 100%		$366,454,688

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$80,987
Fidelity Securities Lending Cash Central Fund	22,386
Total	$103,373

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,472,818	$4,472,818	$--	$--
Financials	4,924,905	4,924,905	--	--
Health Care	5,920,202	4,726,891	1,193,311	--
Industrials	2,015,250	2,015,250	--	--
Information Technology	996,556	996,556	--	--
Real Estate	333,904,715	333,904,715	--	--
Money Market Funds	19,432,003	19,432,003	--	--
Total Investments in Securities:	$371,666,449	$370,473,138	$1,193,311	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$80,084,917

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $391,356,796. Net unrealized depreciation aggregated $19,690,347, of which $16,351,767 related to appreciated investment securities and $36,042,114 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Investment Portfolio

April 30, 2017

REA-QTLY-0617
1.800348.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
Equity Real Estate Investment Trusts (REITs) - 96.9%
REITs - Apartments - 18.8%
American Campus Communities, Inc.	903,293	$42,807
American Homes 4 Rent Class A	3,006,000	69,288
Apartment Investment & Management Co. Class A	1,974,974	86,385
AvalonBay Communities, Inc.	824,300	156,485
Camden Property Trust (SBI)	664,300	54,692
Equity Residential (SBI)	1,178,900	76,133
Essex Property Trust, Inc.	487,200	119,106
Monogram Residential Trust, Inc.	2,471,800	25,163
UDR, Inc.	5,163,041	192,788
		822,847
REITs - Diversified - 11.2%
Cousins Properties, Inc.	4,660,200	39,565
Digital Realty Trust, Inc.	1,491,400	171,272
Duke Realty Corp.	8,558,400	237,324
Forest City Realty Trust, Inc. Class A	1,920,900	43,412
		491,573
REITs - Health Care - 9.5%
Ventas, Inc.	3,509,454	224,640
Welltower, Inc.	2,678,940	191,383
		416,023
REITs - Hotels - 4.1%
DiamondRock Hospitality Co.	3,927,400	43,241
Host Hotels & Resorts, Inc.	6,448,605	115,752
RLJ Lodging Trust	1,035,700	22,257
		181,250
REITs - Manufactured Homes - 5.0%
Equity Lifestyle Properties, Inc.	1,544,187	124,940
Sun Communities, Inc.	1,132,663	94,702
		219,642
REITs - Office Property - 14.4%
Boston Properties, Inc.	1,555,000	196,863
Brandywine Realty Trust (SBI)	4,400,200	74,671
Douglas Emmett, Inc.	1,617,100	60,916
Highwoods Properties, Inc. (SBI)	814,723	41,453
Hudson Pacific Properties, Inc.	1,768,950	60,781
New York (REIT), Inc.	1,151,808	10,988
Parkway, Inc.	455,250	9,173
Piedmont Office Realty Trust, Inc. Class A	2,438,100	53,272
SL Green Realty Corp.	744,246	78,094
VEREIT, Inc.	5,378,300	45,016
		631,227
REITs - Regional Malls - 8.7%
General Growth Properties, Inc.	5,689,300	122,946
Simon Property Group, Inc.	1,324,972	218,965
The Macerich Co.	636,000	39,705
		381,616
REITs - Shopping Centers - 5.9%
Acadia Realty Trust (SBI)	1,692,123	49,207
Brixmor Property Group, Inc.	3,266,596	64,515
DDR Corp.	2,435,507	26,328
Kimco Realty Corp.	2,882,990	58,496
Kite Realty Group Trust	1,674,850	34,100
Urban Edge Properties	1,030,300	26,273
		258,919
REITs - Storage - 8.9%
Extra Space Storage, Inc.	1,428,940	107,928
Public Storage	1,354,100	283,521
		391,449
REITs - Warehouse/Industrial - 10.4%
DCT Industrial Trust, Inc.	2,153,373	108,875
Gramercy Property Trust	1,590,922	44,212
Prologis, Inc.	5,290,700	287,872
Terreno Realty Corp.	486,376	15,019
		455,978

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		4,250,524

Real Estate Management & Development - 0.6%
Real Estate Services - 0.6%
Invitation Homes, Inc.	1,168,700	25,185
TOTAL COMMON STOCKS
(Cost $3,061,627)		4,275,709

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.85% (a)
(Cost $97,933)	97,914,865	97,934
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $3,159,560)		4,373,643
NET OTHER ASSETS (LIABILITIES) - 0.3%		12,550
NET ASSETS - 100%		$4,386,193

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$370
Fidelity Securities Lending Cash Central Fund	105
Total	$475

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $3,183,053,000. Net unrealized appreciation aggregated $1,190,590,000 of which $1,289,198,000 related to appreciated investment securities and $98,608,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Real Estate Fund

April 30, 2017

ZXL-QTLY-0617
1.9881644.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 95.9%
REITs - Apartments - 18.6%
American Campus Communities, Inc.	51	$2,417
American Homes 4 Rent Class A	171	3,942
Apartment Investment & Management Co. Class A	112	4,899
AvalonBay Communities, Inc.	47	8,922
Camden Property Trust (SBI)	37	3,046
Equity Residential (SBI)	67	4,327
Essex Property Trust, Inc.	28	6,845
Monogram Residential Trust, Inc.	140	1,425
UDR, Inc.	292	10,903
		46,726
REITs - Diversified - 11.1%
Cousins Properties, Inc.	264	2,241
Digital Realty Trust, Inc.	84	9,647
Duke Realty Corp.	484	13,421
Forest City Realty Trust, Inc. Class A	117	2,644
		27,953
REITs - Health Care - 9.3%
Ventas, Inc.	197	12,610
Welltower, Inc.	151	10,787
		23,397
REITs - Hotels - 4.1%
DiamondRock Hospitality Co.	222	2,444
Host Hotels & Resorts, Inc.	368	6,606
RLJ Lodging Trust	59	1,268
		10,318
REITs - Manufactured Homes - 4.9%
Equity Lifestyle Properties, Inc.	87	7,039
Sun Communities, Inc.	64	5,351
		12,390
REITs - Office Property - 14.1%
Boston Properties, Inc.	88	11,141
Brandywine Realty Trust (SBI)	249	4,226
Douglas Emmett, Inc.	91	3,428
Highwoods Properties, Inc. (SBI)	46	2,340
Hudson Pacific Properties, Inc.	98	3,367
New York (REIT), Inc.	66	630
Parkway, Inc.	26	524
Piedmont Office Realty Trust, Inc. Class A	138	3,015
SL Green Realty Corp.	42	4,407
VEREIT, Inc.	274	2,293
		35,371
REITs - Regional Malls - 8.6%
General Growth Properties, Inc.	325	7,023
Simon Property Group, Inc.	74	12,229
The Macerich Co.	36	2,247
		21,499
REITs - Shopping Centers - 6.0%
Acadia Realty Trust (SBI)	97	2,821
Brixmor Property Group, Inc.	188	3,713
DDR Corp.	140	1,513
Kimco Realty Corp.	166	3,368
Kite Realty Group Trust	98	1,995
Urban Edge Properties	61	1,556
		14,966
REITs - Storage - 8.9%
Extra Space Storage, Inc.	83	6,269
Public Storage	77	16,122
		22,391
REITs - Warehouse/Industrial - 10.3%
DCT Industrial Trust, Inc.	123	6,219
Gramercy Property Trust	82	2,279
Prologis, Inc.	301	16,380
Terreno Realty Corp.	28	865
		25,743

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		240,754

Real Estate Management & Development - 0.6%
Real Estate Services - 0.6%
Invitation Homes, Inc.	66	1,422
TOTAL COMMON STOCKS
(Cost $242,511)		242,176

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.85% (a)
(Cost $5,623)	5,622	5,623
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $248,134)		247,799
NET OTHER ASSETS (LIABILITIES) - 1.3%		3,165
NET ASSETS - 100%		$250,964

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28
Total	$28

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $248,134. Net unrealized depreciation aggregated $335, of which $6,099 related to appreciated investment securities and $6,434 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017